SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 26, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption (in shares)			29,573,697		29,573,697		29,574,811
Payment of offering costs		$ 80,250			$ 0	$ 222,351	$ 222,351
Deferred tax asset			$ 426,000		426,000		153,773
Valuation allowance			426,000		426,000		153,773
Income tax expense			$ 10,473	$ 343,567	$ 341,859	$ 839,471	$ 1,120,521
Effective tax rate			7.00%	(24.00%)	(103.00%)	(24.00%)	24.30%
Interest income earned on trust account							$ 5,531,557
Interest Earned On Marketable Securities Held In Trust Account			$ 98,485	$ 1,683,965	$ 1,775,617	$ 4,144,082	5,531,557
Net franchise and income taxes			60,473	393,567	492,009	990,003	1,321,000
Federal depository insurance coverage			$ 250,000		$ 250,000		$ 250,000
Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Common stock subject to possible redemption (in shares)			29,573,697		29,573,697		29,574,811
Interest Earned On Marketable Securities Held In Trust Account			$ 98,485	$ 1,683,965	$ 1,775,617	$ 4,144,082
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Payment of offering costs	$ 17,437,018				$ 17,437,018
Initial Public Offering | Class A Common Stock
Subsidiary, Sale of Stock [Line Items]
Anti-dilutive securities for calculation of diluted income (loss) per share	16,260,084